Other Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Other Commitments And Contingencies
Other Commitments And Contingencies

Note 11—Other Commitments and Contingencies:

DS&S Joint Venture

In March 2006, the Company sold its interest in DS&S, a joint venture in which the Company owned a 50% interest. As part of the sale, the Company agreed to indemnify the purchaser for certain legal costs and expenses, including those related to a government investigation involving DS&S and any litigation resulting from that investigation up to the sum of the sales price of $9 million plus $1 million received by the Company in repayment of a loan owed by DS&S. As of July 31, 2011, the Company has deferred the potential $9 million gain on this sale pending resolution of the indemnification obligation.

Acquisition Indemnification Claims

Following the closing of an acquisition in December 2006, the Company identified several potential indemnification claims against the sellers. The claims against the sellers include the failure of the acquired company to comply with certain terms of contracts with the U.S. Government that required the acquired company in certain circumstances to provide price reductions for goods and services if it charged other customers a price lower than the prices it charged the U.S. Government at the time of contract award (the price reductions claims). The Company has disclosed this apparent non-compliance by the acquired company to the government and is fully cooperating with the government's ongoing review of the matter. In October 2010, the Company and the sellers signed an agreement to settle all outstanding indemnification claims, except for the price reductions claims. The Company continues to have its indemnification rights relating to the price reductions claims in accordance with the acquisition agreement and an escrow fund is being maintained as security for these claims. Based on its current expectations, the Company believes that it has adequate recourse against the sellers for any expected liability to the government that may result from the price reductions claims.

Government Investigations and Reviews

The Company is routinely subject to investigations and reviews relating to compliance with various laws and regulations, including those associated with organizational conflicts of interest, with respect to its role as a contractor to agencies and departments and in connection with performing services in countries outside of the United States. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Company could face penalties, fines, repayments or compensatory damages. Adverse findings could also have a material adverse effect on the Company's business, consolidated financial position, results of operations and cash flows due to its reliance on government contracts.

U.S. Government agencies, including the Defense Contract Audit Agency (DCAA) and others, routinely audit and review a contractor's performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations and standards. They also review the adequacy of the contractor's compliance with government standards for its accounting and management internal control systems, including: control environment and overall accounting system, estimating system, purchasing system, property system, and earned value management system. Both contractors and the U.S. Government agencies conducting these audits and reviews have come under increased scrutiny. For example, it was determined that the audit procedures the DCAA previously used in reviewing some of the Company's systems and other government contractors systems were not in compliance with the requirements of Generally Accepted Government Auditing Standards. As a result, certain previous audit reports were rescinded and the current audits and reviews have become more rigorous and the standards to which the Company is held are being more strictly interpreted, increasing the likelihood of an audit or review resulting in an adverse outcome. During the course of its current audits, the DCAA is closely examining and questioning several of the Company's long established and disclosed practices that it had previously audited and accepted, increasing the uncertainty as to the ultimate conclusion that will be reached.

DCAA has recently completed audits of the Company's accounting, billing, and indirect and other direct costs (IODC) systems (all of which are now included as part of the control environment and overall accounting system under the DoD's recently issued business system rule). The audit results and the Company's responses to those results are under evaluation by the Defense Contract Management Agency (DCMA), which is the responsible agency to determine whether any of the DCAA findings represent significant deficiencies or material weakness in the Company's internal control systems. Additionally, the DCAA has commenced a newly designed comprehensive audit of the Company's control environment and overall accounting system, which includes the systems that used to be known as the accounting, billing, IODC, compensation and labor systems. The Company also changed its indirect rate structure used in its indirect cost system and its direct labor bid structure used for its estimating system for fiscal 2011 and future years. The DCAA is performing reviews of these changes and the Company's compliance with certain other U.S. Government Cost Accounting Standards. A finding of significant control deficiencies in the Company's system audits or other reviews can result in decremented billing rates to its U.S. Government customers until the control deficiencies are corrected and their remediation is accepted by the DCMA. In addition, due to uncertainty created by the lack of timely completion of system and other audits, the Company has agreed to an immaterial downward adjustment to its provisional indirect billing rates for fiscal 2011 and 2012 pending resolution of such uncertainty.

Government audits and reviews may conclude that the Company's practices are not consistent with applicable laws and regulations and result in adjustments to contract costs and mandatory customer refunds. Such adjustments can be applied retroactively, which could result in significant customer refunds. The Company's receipt of adverse audit findings, or the failure to obtain an "adequate" determination of its various accounting and management internal control systems, including changes to its indirect cost and direct labor estimating systems, from the responsible U.S. Government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. A determination of non-compliance with applicable contracting and procurement laws, regulations and standards could also result in the U.S. Government imposing penalties and sanctions against the Company, including withholding of payments, suspension of payments and increased government scrutiny that could delay or adversely affect the Company's ability to invoice and receive timely payment on contracts, perform contracts or compete for contracts with the U.S. Government.

The Company's indirect cost audits by the DCAA have not been completed for fiscal 2005 and subsequent fiscal years. Although the Company has recorded contract revenues subsequent to fiscal 2004 based upon an estimate of costs that the Company believes will be approved upon final audit or review, the Company does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Company's estimates, its profitability would be adversely affected. As of July 31, 2011, the Company has recorded a liability of $30 million for its current best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs incurred subsequent to fiscal 2004.

Tax Audits and Reviews

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the Internal Revenue Service (IRS) and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS. Future and ongoing reviews could have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

During the next 12 months, it is reasonably possible that resolution of these reviews by taxing authorities, both domestic and international, could be reached with respect to $12 million of the Company's unrecognized tax benefits including $1 million of previously accrued interest, depending on the timing of ongoing examinations, litigation and expiration of statute of limitations, either because the Company's tax positions are sustained on audit or because the Company agrees to their disallowance and pays the related income tax. These unrecognized tax benefits are primarily related to certain recurring deductions customary for the Company's industry. As of July 31, 2011, the Company had liabilities for uncertain tax positions of $23 million, including $1 million related to discontinued operations.

During the six months ended July 31, 2011, the Company's uncertain tax positions were reduced by $5 million resulting from the resolution of certain tax uncertainties. While the Company believes it has adequate accruals for uncertain tax positions, the tax authorities may determine that the Company owes taxes in excess of recorded accruals or the recorded accruals may be in excess of the final settlement amounts agreed to by the tax authorities.

The Company is subject to periodic audits by government agencies for taxes other than income taxes. The Company does not believe that the outcome of any other such tax matters would have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

Letters of Credit and Surety Bonds

The Company has outstanding letters of credit aggregating to $61 million at July 31, 2011, principally related to guarantees on contracts with foreign government customers. Of the total outstanding letters of credit, $6 million was related to certain advance payment and performance bonding requirements on a firm-fixed-price contract with the Greek government. The Company also has outstanding surety bonds in the amount of $309 million, principally related to performance and payment bonds.

Other

The DoD is in the process of restructuring the Company's Army Brigade Combat Team Modernization program. As a result of this restructuring, certain efforts associated with the program were terminated for convenience by the DoD in July 2009, January 2010 and May 2011. The Company received an undefinitized change order which required the Company to submit a restructure proposal. The Company submitted its restructure proposal to its prime contractor in April 2010 and the prime contractor submitted its restructure proposal to the customer in May 2010. The Company and prime contractor are currently working on a revised restructure proposal to give effect for additional changes in anticipated program scope that have occurred subsequent to the May 2010 submission. The Company continues to perform on this program in accordance with the revised scope of work under a reduced provisional billing rate that allows the Company to receive a lesser amount of the projected fee until the contract negotiations are completed. The Company has recognized revenues of approximately $450 million, including estimated fee, from October 2009 through July 31, 2011 under the undefinitized change order. The actual fee payable to the Company on this program is dependent on the outcome of the change order negotiations and may differ from amounts previously recognized.

Note 20—Other Commitments and Contingencies:

VirnetX, Inc.

In fiscal 2007, the Company transferred several patents to VirnetX, Inc. In return, the Company received certain license rights and the right to receive, subject to certain caps and other limitations, royalties on VirnetX sales and a percentage of the consideration received in certain acquisitions and in patent infringement or enforcement claims against certain third parties, including Microsoft Corporation.

In May 2010, VirnetX and Microsoft entered into a settlement and license agreement to settle all claims asserted by VirnetX against Microsoft in two lawsuits. Under the agreement, Microsoft made a one-time payment to VirnetX of $200 million in cash in exchange for dismissal of both lawsuits and VirnetX granting to Microsoft a worldwide, irrevocable, nonexclusive, non-sublicensable fully paid up license under VirnetX's patents. Under the Company's agreements with VirnetX, the Company was entitled to receive 35% of the proceeds from the settlement of litigation with Microsoft after reduction for out-of-pocket costs, including legal fees and expenses, of VirnetX and the Company incurred in connection with the litigation. During fiscal 2011, the Company received a royalty payment of $56 million in connection with this agreement, which was recognized as revenue, and reimbursement of approximately $3 million of legal fees and costs it incurred in connection with the litigation. The Company also paid $2 million as a royalty to the customer for which it developed some of the patented technologies to satisfy the Company's obligation under the initial customer contract.

DS&S Joint Venture

In March 2006, the Company sold its interest in DS&S, a joint venture in which the Company owned a 50% interest. As part of the sale, the Company agreed to indemnify the purchaser for certain legal costs and expenses, including those related to a government investigation involving DS&S and any litigation resulting from that investigation up to the sum of the sales price of $9 million plus $1 million received by the Company in repayment of a loan owed by DS&S. As of January 31, 2011, the Company has deferred the potential $9 million gain on this sale pending resolution of the indemnification obligation.

Other Joint Ventures

The Company has a guarantee that relates only to claims brought by the sole customer of its joint venture, Bechtel SAIC Company, LLC, for specific contractual nonperformance of the joint venture. The Company also has a cross-indemnity agreement with the joint venture partner, pursuant to which the Company will only be ultimately responsible for the portion of any losses incurred under the guarantee equal to its ownership interest of 30%. As of January 31, 2011, the joint venture had completed performance requirements on the customer contract and was in the process of completing contract close-out activities. Based on current conditions, the Company believes the likelihood of having to make any future payment related to the guarantee is remote.

In conjunction with a contract award to one of the Company's joint ventures, Research and Development Solutions, LLC (RDS), each of the three joint venture partners were required to sign a performance guarantee agreement with the U.S. Government. Under this agreement, the Company unconditionally guarantees all of RDS's obligations to the U.S. Government under the contract award, which has a total estimated value of approximately $350 million. The Company also has a cross-indemnity agreement with each of the other two joint venture partners to protect it from liabilities for any U.S. Government claims resulting from the actions of the other two joint venture partners and to limit the Company's liability to its share of the contract work. As of January 31, 2011, the joint venture had completed performance requirements on the customer contract and was in the process of completing contract close-out activities. Based on current conditions, the Company believes the likelihood of having to make any future payment related to the guarantee is remote.

Acquisition Indemnification Claims

Following the closing of an acquisition in December 2006, the Company identified several potential indemnification claims against the sellers. The claims against the sellers include the failure of the acquired company to comply with certain terms of contracts with the U.S. Government that required the acquired company in certain circumstances to provide price reductions for goods and services if it charged other customers a price lower than the prices it charged the U.S. Government at the time of contract award (the price reductions claims). The Company has disclosed this apparent non-compliance by the acquired company to the government and is fully cooperating with the government's ongoing review of the matter. In October 2010, the Company and the sellers signed an agreement to settle all outstanding indemnification claims, except for the price reductions claims. The Company continues to have its indemnification rights relating to the price reductions claims in accordance with the acquisition agreement and an escrow fund is being maintained as security for these claims. Based on its current expectations, the Company believes that it has adequate recourse against the sellers for any expected liability to the government that may result from the price reductions claims.

Government Investigations and Reviews

The Company is routinely subject to investigations and reviews relating to compliance with various laws and regulations, including those associated with organizational conflicts of interest, with respect to its role as a contractor to agencies and departments and in connection with performing services in countries outside of the United States. Adverse findings in these investigations or reviews can lead to criminal, civil or administrative proceedings and the Company could face penalties, fines, repayments or compensatory damages. Adverse findings could also have a material adverse effect on the Company's business, consolidated financial position, results of operations and cash flows due to its reliance on government contracts.

U.S. Government agencies, including the Defense Contract Audit Agency (DCAA) and others, routinely audit and review a contractor's performance on government contracts, indirect rates and pricing practices, and compliance with applicable contracting and procurement laws, regulations and standards. They also review the adequacy of the contractor's compliance with government standards for its accounting and management internal control systems, including: control environment and overall accounting system, estimating system, purchasing system, property system, and earned value management system. Both contractors and the U.S. Government agencies conducting these audits and reviews have come under increased scrutiny. For example, it was determined that the audit procedures the DCAA previously used in reviewing some of the Company's systems and other government contractors systems were not in compliance with the requirements of Generally Accepted Government Auditing Standards. As a result, certain previous audit reports were rescinded and the current audits and reviews have become more rigorous and the standards to which the Company is held are being more strictly interpreted, increasing the likelihood of an audit or review resulting in an adverse outcome. During the course of its current audits, the DCAA is closely examining and questioning several of the Company's long established and disclosed practices that it had previously audited and accepted, increasing the uncertainty as to the ultimate conclusion that will be reached.

Subsequent to January 31, 2011, the DCAA completed audits of the Company's accounting, billing, and indirect and other direct costs (IODC) systems (all of which are now included as part of the control environment and overall accounting system under the DoD's recently issued business system rule). The audit results and the Company's responses to those results are under evaluation by the Defense Contract Management Agency (DCMA), which is the responsible agency to determine whether any of the DCAA findings represent significant deficiencies or material weakness in the Company's internal control systems. Additionally, the DCAA has commenced a newly designed comprehensive audit of the Company's control environment and overall accounting system, which includes the systems that used to be known as the accounting, billing, IODC, compensation and labor systems. The Company also changed its indirect rate structure used in its indirect cost system and its direct labor bid structure used for its estimating system for fiscal 2011 and future years. The DCAA is performing reviews of these changes and the Company's compliance with certain other U.S. Government Cost Accounting Standards. A finding of significant control deficiencies in the Company's system audits or other reviews can result in decremented billing rates to its U.S. Government customers until the control deficiencies are corrected and their remediation is accepted by the DCMA. In addition, due to uncertainty created by the lack of timely completion of system and other audits, the Company has agreed to an immaterial downward adjustment to its provisional indirect billing rates for fiscal 2011 and 2012 pending resolution of such uncertainty.

Government audits and reviews may conclude that the Company's practices are not consistent with applicable laws and regulations and result in adjustments to contract costs and mandatory customer refunds. Such adjustments can be applied retroactively, which could result in significant customer refunds. The Company's receipt of adverse audit findings, or the failure to obtain an "adequate" determination of, its various accounting and management internal control systems, including changes to its indirect cost and direct labor estimating systems, from the responsible U.S. Government agency could significantly and adversely affect its business, including its ability to bid on new contracts and its competitive position in the bidding process. A determination of non-compliance with applicable contracting and procurement laws, regulations and standards could also result in the U.S. Government imposing penalties and sanctions against the Company, including withholding of payments, suspension of payments and increased government scrutiny that could delay or adversely affect the Company's ability to invoice and receive timely payment on contracts, perform contracts or compete for contracts with the U.S. Government.

The Company's indirect cost audits by the DCAA have not been completed for fiscal 2005 and subsequent fiscal years. Although the Company has recorded contract revenues subsequent to fiscal 2004 based upon an estimate of costs that the Company believes will be approved upon final audit or review, the Company does not know the outcome of any ongoing or future audits or reviews and adjustments, and if future adjustments exceed the Company's estimates, its profitability would be adversely affected. As of January 31, 2011, the Company has recorded a liability of $30 million for its best estimate of net amounts to be refunded to customers for potential adjustments from such audits or reviews of contract costs incurred subsequent to fiscal 2004.

Tax Audits and Reviews

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the IRS and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the tax return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS. Future and ongoing reviews could have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows (Note 13).

The Company is subject to periodic audits by government agencies for taxes other than income taxes. The Company does not believe that the outcome of any other such tax matters would have a material adverse effect on its consolidated financial position, results of operations or cash flows.

Letters of Credit and Surety Bonds

The Company has outstanding letters of credit aggregating to $52 million at January 31, 2011, principally related to guarantees on contracts with foreign government customers. Of the total outstanding letters of credit, $7 million was related to certain advance payment and performance bonding requirements on a firm-fixed-price contract with the Greek government. The Company also has outstanding surety bonds in the amount of $319 million, principally related to performance and payment bonds.

Other

The DoD is in the process of restructuring the Company's Army Brigade Combat Team Modernization program. As a result of this restructuring, certain efforts associated with the program were terminated for convenience by the DoD in July 2009, January 2010 and May 2011. The Company received an undefinitized change order which required the Company to submit a restructure proposal. The Company submitted its restructure proposal to its prime contractor in April 2010 and the prime contractor submitted its restructure proposal to the customer in May 2010. As of September 2011, the Company and prime contractor are working on a revised restructure proposal to give effect for additional changes in anticipated program scope that have occurred subsequent to the May 2010 submission. The Company continues to perform on this program in accordance with the revised scope of work under a reduced provisional billing rate that allows the Company to receive a lesser amount of the projected fee until the contract negotiations are completed. The Company has recognized revenues of approximately $339 and $111 million, including estimated fee, from October 2009 through January 31, 2011 and from February 2011 through July 31, 2011, respectively under the undefinitized change order. The actual fee payable to the Company on this program is dependent on the outcome of the change order negotiations and may differ from amounts previously recognized.

The Company maintains self-insured medical and workers compensation insurance plans. The Company provided estimated accruals for claims incurred but not yet reported of $37 million and $34 million as of January 31, 2011 and 2010, respectively.